Bank Loans and Notes Payable - Summary of Liabilities Arising from Financing Activities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 131,348	$ 139,248
Cash Flows	(1,027)	(4,531)
Non-cash flows, Acquisition	1,147
Non-cash flows, Foreign Exchange movement	(362)	5,144
Non-cash flows, Others	(2,442)	(8,513)
Ending balance	128,664	131,348
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,669	14,497
Cash Flows	8,313	(949)
Non-cash flows, Acquisition	1,147
Non-cash flows, Foreign Exchange movement	417	190
Non-cash flows, Others	(602)	(69)
Ending balance	22,944	13,669
Notes payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	117,551	123,859
Cash Flows	(9,314)	(3,574)
Non-cash flows, Foreign Exchange movement	(769)	4,954
Non-cash flows, Others	(1,840)	(7,688)
Ending balance	105,628	117,551
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	128	892
Cash Flows	(26)	(8)
Non-cash flows, Foreign Exchange movement	(10)
Non-cash flows, Others		(756)
Ending balance	$ 92	$ 128